Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current
Trade receivables, gross	¥ 794,678	$ 112,161	¥ 438,586
Less: Allowance for expected credit losses	(57,611)	(8,131)	(30,586)
Net trade receivables	737,067	104,030	408,000
Bill receivables	7,005,234	988,728	6,981,106
Total (Note 7.2, Note 36)	7,742,301	1,092,758	7,389,106
Current receivables from associates and joint ventures (trade)	609	86	174
Current receivables from associates and joint ventures (non-trade)	11,185	1,579	56,405
Current receivables from related parties (trade)	73,243	10,338	32,702
Current receivables from related parties (non-trade)	2,092	295	2,156
Staff advances	7,133	1,007	5,513
Interest receivables	12,224	1,725	8,220
Bills receivable in transit	8,700	1,228	8,850
Refundable deposits	2,131	301	3,029
Others	49,218	6,946	23,456
Less: Impairment losses – other receivables	(5,243)	(740)
Other receivables carried at amortized cost (Note 36)	161,292	22,765	140,505
Tax recoverable	223,652	31,566	140,316
Prepayments	63,048	8,899	115,360
Net other receivables	447,992	63,230	396,181
Total trade and other receivables	¥ 8,190,293	$ 1,155,988	¥ 7,785,287